Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands						12 Months Ended
	Jul. 07, 2022 $ / shares	Jun. 20, 2022 $ / shares	May 20, 2022 CAD ($) lb	May 20, 2022 $ / shares	May 13, 2022 $ / shares	Apr. 30, 2022 CAD ($) shares	Dec. 11, 2022 shares	Jun. 11, 2022 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						152,500	3,000,012	2,999,994
Stock option granted | shares						923,950
Payments for share issue costs | $						$ 881
Directors Officers Employees and Consultant [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock option granted	25,000	25,000
Exercise price, share options granted | $ / shares	$ 2.88	$ 3.26
Exercisable period		5 years
Vesting percentage		25.00%
Description of vesting requirements for share-based payment arrangement		25% on each of the dates that are 6, 12 and 18 months thereafter.
Non adjusting Event Member
Disclosure of non-adjusting events after reporting period [line items]
Stock option granted					343,750
Exercise price, share options granted | $ / shares					$ 3.31
Exercisable period					5 years
Vesting percentage					25.00%
Description of vesting requirements for share-based payment arrangement					25% on each of the dates that are 6, 12 and 18 months thereafter
Inventories Purchased | $			$ 7,513
Number of inventories acquired | lb			100,000
Inventory price | $ / shares				$ 58.3
Non adjusting Event Member | UROY Atm Program [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares						1,062,248
Proceeds from issue of ordinary shares | $						$ 3,862
Payments for share issue costs | $						$ 97
Non adjusting Event Member | Additional Contract [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock option granted					100,000
Exercise price, share options granted | $ / shares					$ 3.31
Exercisable period					2 years
Description of vesting requirements for share-based payment arrangement					over a 12-month period